Offerings - Offering: 1	Oct. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,400,000
Proposed Maximum Offering Price per Unit	5.98
Maximum Aggregate Offering Price	$ 8,372,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 728.36
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover an indeterminate number of shares of Common Stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions.